Property and Equipment - Schedule of Property and Equipment (Details) - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Property and Equipment [Line Items]
Cost, Balance beginning	$ 2,601	$ 2,820
Cost, Balance ending	435,258	2,601	$ 2,820
Accumulated depreciation, Balance beginning	1,514	1,079
Accumulated depreciation, Balance ending	21,812	1,514	1,079
Net book value	413,446	1,087	1,741
Cost, Business combinations	337,060
Cost, Additions	95,594
Cost, Foreign currency translation	3	(219)
Accumulated depreciation, Depreciation	20,322	546
Accumulated depreciation, Foreign currency translation	(24)	(111)
Computers [Member]
Schedule of Property and Equipment [Line Items]
Cost, Balance beginning	2,601	2,820	2,759
Cost, Balance ending	23,907	2,601	2,820
Accumulated depreciation, Balance beginning	1,514	1,079	505
Accumulated depreciation, Balance ending	3,052	1,514	1,079
Net book value	20,855	1,087	1,741
Cost, Business combinations
Cost, Additions	21,303
Cost, Foreign currency translation	3	(219)	61
Accumulated depreciation, Depreciation	1,562	546	554
Accumulated depreciation, Foreign currency translation	(24)	(111)	20
Machinery & Equipment [Member]
Schedule of Property and Equipment [Line Items]
Cost, Balance beginning
Cost, Balance ending	359,486
Accumulated depreciation, Balance beginning
Accumulated depreciation, Balance ending	17,789
Net book value	341,697
Cost, Business combinations	337,060
Cost, Additions	22,426
Cost, Foreign currency translation
Accumulated depreciation, Depreciation	17,789
Accumulated depreciation, Foreign currency translation
Office Equipment [Member]
Schedule of Property and Equipment [Line Items]
Cost, Balance beginning
Cost, Balance ending	16,445
Accumulated depreciation, Balance beginning
Accumulated depreciation, Balance ending	475
Net book value	15,970
Cost, Business combinations
Cost, Additions	16,445
Cost, Foreign currency translation
Accumulated depreciation, Depreciation	475
Accumulated depreciation, Foreign currency translation
Leasehold Improvement [Member]
Schedule of Property and Equipment [Line Items]
Cost, Balance beginning
Cost, Balance ending	35,420
Accumulated depreciation, Balance beginning
Accumulated depreciation, Balance ending	496
Net book value	34,924
Cost, Business combinations
Cost, Additions	35,420
Cost, Foreign currency translation
Accumulated depreciation, Depreciation	496
Accumulated depreciation, Foreign currency translation